Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Liquidity and Capital Resources [Abstract]
Net proceeds	$ 6,897,697		$ 373	$ 7,849
Working capital deficit	162,356,000
Net loss from continuing operations and cash flow used in operating activities from continuing operations	(160,630,000)
Operating activity from continuing operation	(1,456,040)	$ 2,046,829	(893,438)	354,615
Net loss from continuing operations	$ (160,630,004)	$ (2,807,217)	$ (7,377,599)	$ (14,660,314)